Inventory (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials and work in progress	$ 3,310,501	$ 5,733,393
Finished goods and merchandise goods	13,336,559	16,886,481
Inventory	$ 16,647,060	$ 22,619,874